DERIVATIVE INSTRUMENTS (Schedule of Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Expenses And Other Liabilities [Member] | Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Derivative liabilities	$ (2,703)
Accrued Expenses And Other Liabilities [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Derivative liabilities	(1,926)
Foreign Exchange Option Contracts [Member] | Prepaid expenses and other current assets [Member]
Derivative [Line Items]
Derivative assets	888	297
Foreign Exchange Forward Contracts [Member] | Prepaid expenses and other current assets [Member]
Derivative [Line Items]
Derivative assets	$ 214	$ 953